Taxes (Details) - Schedule of Income (Loss) Before Income Taxes - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Income Loss Before Income Taxes [Abstract]
Mainland China	$ 4,350,067	$ 17,366,634	$ 14,814,221
Non- Mainland China	(3,580,421)	(9,682,434)	(6,493,761)
Income (loss) before income taxes, total	$ 769,646	$ 7,684,200	$ 8,320,460